Summary of Significant Accounting Policies: Segment Reporting (Policies)	12 Months Ended
Dec. 31, 2017
Policies
Segment Reporting

Segment Reporting

The Company is currently managed as two reportable business segments, (1) life and health and (2) annuities. The Company’s life and health segment includes individual and group life policies that the Company no longer actively markets. The annuities segment includes its single premium deferred annuity contracts and flexible premium deferred variable annuity contracts which the Company began selling in 2013 and 2016, respectively. See Note 7, Reinsurance, for information on the Company’s reinsurance agreements, which impact the financial statement presentation of these segments.